Segment Reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING
7.	SEGMENT REPORTING

Management currently identifies the Company’s three sales models as operating segments, which are tourism products, technology and cross-border merchandise. Apart from the above three business segments, two segments were discontinued in 2022, which are wholesale and retail of menswear and subcontracting of menswear. The segment presentation is in accordance with management’s expectation of future business developments. These operating segments are monitored and strategic decisions are made on the basis of segmental gross margins.

	Tourism products			Technology			Cross-border merchandise			Consolidated
	For the year ended			For the year ended			For the year ended			For the year ended
	December 31,			December 31,			December 31,			December 31,
By business	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023
Sales to external customers	30,669,239	22,048,052	21,561,671	3,307,447	1,530,812	2,719,463	48,960,081	26,261,424	7,559,454	82,936,767	49,840,288	31,840,588
Segment revenue	30,669,239	22,048,052	21,561,671	3,307,447	1,530,812	2,719,463	48,960,081	26,261,424	7,559,454	82,936,767	49,840,288	31,840,588
Segment gross margins	462,297	730,173	1,981,107	1,894,028	589,968	2,714,434	8,078,462	7,032,175	760,828	10,434,787	8,352,316	5,456,369
Reconciling items	-	-	-	-	-	-	-	-	-	(21,375,379)	(4,534,285)	(2,412,591)
(loss)/profit before tax	-	-	-	-	-	-	-	-	-	(10,940,592)	3,818,032	3,043,779
Income tax expense	-	-	-	-	-	-	-	-	-	(60,250)	(744,225)	-
(loss)/profit for the year	-	-	-	-	-	-	-	-	-	(11,000,842)	3,073,807	3,043,779

	As of December 31, 2025
	Technology	Tourism products	cross-border merchandise	Unallocated and elimination	Consolidated
Current assets	113,114	524,124	24,145,262	(58,015)	24,724,485
Non-current assets	6,731,990	-	11,508,208	-	18,240,198
Total assets	6,845,104	524,124	35,653,470	(58,015)	42,964,683

Current liabilities	2,096,988	1,730,239	12,021,109	2,682,644	18,530,980
Non-current liabilities	-	-	-	-	-
Total liabilities	2,096,988	1,730,239	12,021,109	2,682,644	18,530,980

	As of December 31, 2024
	Technology	Tourism products	cross-border merchandise	Unallocated and elimination	Consolidated
Current assets	1,241,312	234,983	9,859,897	278,328	11,614,520
Non-current assets	8,116,020	-	9,945,306	11,868	18,073,194
Total assets	9,357,332	234,983	19,805,203	290,196	29,687,714

Current liabilities	3,424,897	489,910	3,227,949	1,637,986	8,780,742
Non-current liabilities	-	-	-	4,463	4,463
Total liabilities	3,424,897	489,910	3,227,949	1,642,449	8,785,205

Geographical information

The Company’s operations are located in the PRC and all of the Company’s revenue is derived from sales to customers in the PRC. Hence, no analysis by geographical area of operations is provided.

Information about major customers

Major distributors that make up 10% or more of revenue are as below:

	Year ended December 31,
	2025	2024	2023
Customer A	11,384,781	21,003,414	23,621,588
Customer B	*	12,253,108	*
Customer C	*	6,011,902	*
Customer D	*	5,071,066	*
Customer E	15,196,911	*	*
Customer F	14,637,628	*	*
Customer G	13,655,889	*	*
Total revenue	82,936,767	49,840,288	31,840,588

*	The revenue of this customer is not over 10% of total revenue of the Company.

Information about major suppliers

Major suppliers that make up 10% or more of purchases are as below:

	Year ended December 31,
	2025	2024	2023
Supplier A	*	*	4,722,466
Supplier B	*	*	3,064,076
Supplier C	*	*	2,964,493
Supplier D	*	*	3,005,258
Supplier E	33,584,139	17,194,330	10,474,295
Supplier D	8,769,446	*	*
Supplier E	7,571,019	*	*
Total purchase	71,087,414	40,546,552	25,943,353

*	The purchase from this supplier is not over 10% of total purchase of the Company.